Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of December 31, 2022 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings(1)	Value
	PREFERRED SECURITIES – 71.9%
	BANKS – 28.9%
575,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(2)(3)	BB+(4)	$502,406
	Bank of America Corp.
2,100,000	6.125% to 04/27/27 then USD 5 Year Tsy + 3.231%, Series TT(3)	Baa3	2,065,875
2,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z(3)	Baa3	2,496,801
1,030,000	Capital One Financial Corp., 3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(3)	Baa3	811,517
	Citigroup, Inc.
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(3)	Ba1	262,086
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(3)	Ba1	1,289,813
1,125,000	4.700% to 01/30/25 then SOFR Rate + 3.234%, Series V(3)	Ba1	937,914
4,560,000	5.950% to 05/15/25 then 3-Month USD Libor + 3.905%, Series P(3)	Ba1	4,172,400
1,000,000	6.250% to 08/15/26 then 3-Month USD Libor + 4.517%, Series T(3)	Ba1	972,500
93,199	6.875% to 11/15/23 then 3-Month USD Libor + 4.130%, Series K(3)	Ba1	2,332,771
137,754	Citizens Financial Group, Inc., 6.350% to 04/06/24 then 3-Month USD Libor + 3.642%, Series D(3)	BB+(4)	3,237,219
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H(2)(3)	BBB+(4)	1,125,945
500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I(2)(3)	BBB+(4)	485,750
250,000	Compeer Financial ACA, 4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(2)(3)	BB+(4)	221,563
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(3)	NR(5)	862,497
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(3)	BB-(6)	664,920
25,034	Fifth Third Bancorp, 6.000%, Series A(3)	Baa3	560,511
10,800	First Citizens BancShares, Inc., 5.375%, Series A(3)	Ba1	210,384
17,822	First Horizon Corp., 6.500%, Series E(3)	Ba2	433,966
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(3)	Ba1	1,333,845
925,000	4.400% to 02/10/25 then USD 5 Year Tsy + 2.850%, Series S(3)	Ba1	775,172
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(3)	Ba1	2,281,213
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(3)	Baa3	318,455
1,050,000	5.625% to 07/15/30 then USD 10 Year Tsy + 4.945%, Series F(3)	Baa3	979,988
	JPMorgan Chase & Co.
500,000	3.650% to 06/01/26 then USD 5 Year Tsy + 2.850%, Series KK(3)	Baa2	429,375
325,000	6.750% to 02/01/24 then 3-Month USD Libor + 3.780%, Series S(3)	Baa2	323,949
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D(3)	Baa3	3,263,778
24,728	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E(3)	Baa3	573,195
25,800	6.200% to 12/15/27 then USD 5 Year Tsy + 3.132%, Series H(3)	Baa3	632,874
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(3)	Baa2	505,382
96,311	5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series H(3)	Baa2	2,253,677
700,000	6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E(3)	Baa2	684,650

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2022 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings(1)	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
18,791	Merchants Bancorp, 6.000% to 10/01/24 then 3-Month USD Libor + 4.569%, Series B(3)	Ba3	$382,021
137,936	Morgan Stanley, 5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K(3)	Baa3	3,173,907
165,623	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(3)	Ba2	3,595,675
	PNC Financial Services Group, Inc.
476,000	3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(3)	Baa2	378,420
1,330,000	6.000% to 05/15/27 then USD 5 Year Tsy + 3.000%, Series U(3)	Baa2	1,253,022
610,000	6.200% to 09/15/27 then USD 5 Year Tsy + 3.238%, Series V(3)	Baa2	597,648
90,500	Regions Financial Corp., 5.700% to 08/15/29 then 3-Month USD Libor + 3.148%, Series C(3)	Baa3	2,061,590
56,000	Signature Bank, 5.000%, Series A(3)	Ba1	860,720
	SVB Financial Group
725,000	4.000% to 05/15/26 then USD 5 Year Tsy + 3.202%, Series C(3)	Baa2	479,421
350,000	4.100% to 02/15/31 then USD 10 Year Tsy + 3.064%, Series B(3)	Baa2	202,062
550,000	4.250% to 11/15/26 then USD 5 Year Tsy + 3.074%, Series D(3)	Baa2	361,858
46,000	Synchrony Financial, 5.625%, Series A(3)	BB-(4)	788,900
127,922	Synovus Financial Corp., 5.875% to 07/01/24 then USD 5 Year Tsy + 4.127%, Series E(3)	BB-(4)	2,782,303
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(3)	Ba2	612,983
1,098,000	Truist Financial Corp., 4.800% to 09/01/24 then USD 5 Year Tsy + 3.003%, Series N(3)	Baa2	991,222
	Valley National Bancorp
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(3)	BB(4)	738,294
2,022	8.308%, 3-Month USD Libor + 3.578%, Series B(3)(8)	BB(4)	50,752
20,300	Washington Federal, Inc., 4.875%, Series A(3)	Baa3	358,295
	Wells Fargo & Co.
825,000	3.900% to 03/15/26 then USD 5 Year Tsy + 3.453%, Series BB(3)	Baa2	722,609
38,364	4.250%, Series DD(3)	Baa2	631,855
750,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U(3)	Baa2	727,538
267	7.500%, Series L(3)(7)	Baa2	316,395
43,200	WesBanco, Inc., 6.750% to 11/15/25 then USD 5 Year Tsy + 6.557%, Series A(3)	NR(5)	1,085,184
12,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(3)	Ba1	260,064
44,000	Wintrust Financial Corp., 6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(3)	BB(6)	1,146,200
43,000	Zions Bancorp NA, 5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I(3)	BB+(4)	42,179
			62,603,508
	FINANCIAL SERVICES – 2.8%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month USD Libor + 4.300%, 06/15/45(2)	Ba1	427,752
1,545,000	AerCap Holdings, 5.875% to 10/10/24 then USD 5 Year Tsy + 4.535%, 10/10/79	Ba2	1,439,260
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(3)	Ba2	819,688
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(3)	Ba2	503,000

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2022 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings(1)	Value
	PREFERRED SECURITIES (continued)
	FINANCIAL SERVICES (Continued)
13,400	Carlyle Finance LLC, 4.625%, 05/15/61	BBB(4)	$216,946
800,000	Discover Financial Services, 6.125% to 09/23/25 then USD 5 Year Tsy + 5.783%, Series D(3)	Ba2	778,474
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(3)	Ba2	616,341
560,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(3)	Ba2	472,862
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(3)	Ba2	520,978
20,000	Stifel Financial Corp., 4.500%, Series D(3)	BB-(4)	323,000
			6,118,301
	INSURANCE – 18.2%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	1,432,608
92,000	American Equity Investment Life Holding Co., 5.950% to 12/01/24 then USD 5 Year Tsy + 4.322%, Series A(3)	BB(4)	1,850,120
1,387,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58	Baa3	1,541,990
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(3)	Ba1	451,750
18,630	5.950% to 07/01/23 then 3-Month USD Libor + 4.060%(3)	Ba1	433,706
18,003	Assurant, Inc., 5.250%, 01/15/61	Baa3	363,481
	Athene Holding, Ltd.
25,200	4.875%, Series D(3)	Baa3	429,408
88,000	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(3)	Baa3	1,887,600
46,249	Axis Capital Holdings, Ltd., 5.500%, Series E(3)	Baa3	906,480
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	604,321
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	253,650
100,435	Delphi Financial Group, Inc., 7.796%, 3-Month USD Libor + 3.190%, 05/15/37(8)	BBB(4)	2,247,233
	Enstar Finance LLC
670,000	5.500% to 01/15/27 then USD 5 Year Tsy + 4.006%, 01/15/42	BB+(4)	536,436
825,000	5.750% to 09/01/25 then USD 5 Year Tsy + 5.468%, 09/01/40	BB+(4)	752,235
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(3)	BB+(4)	971,560
125,000	Equitable Holdings, Inc., 4.950% to 12/15/25 then USD 5 Year Tsy + 4.736%, Series B(3)	Baa3	118,150
196,000	Everest Reinsurance Holdings, Inc., 6.991%, 3-Month USD Libor + 2.385%, 05/15/37(8)	Baa2	165,703
1,370,000	Global Atlantic Fin Co., 4.700% to 10/15/26 then USD 5 Year Tsy + 3.796%, 10/15/51(2)	Baa3	1,045,698
875,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(2)	NR(5)	888,125
	Liberty Mutual Group, Inc.
830,000	4.125% to 12/15/26 then USD 5 Year Tsy + 3.315%, 12/15/51(2)	Baa3	677,247
7,103,000	7.800% to 03/15/37 then 3-Month USD Libor + 3.576%, 3/15/37(2)	Baa3	7,887,065
	Lincoln National Corp.
15,900	9.000%, Series D(3)	Baa3	433,593
400,000	9.250% to 03/01/28 then USD 5 Year Tsy + 5.318%, Series C(3)	Baa3	422,328

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2022 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings(1)	Value
	PREFERRED SECURITIES (continued)
	INSURANCE (continued)
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month USD Libor + 5.540%, 04/08/38(2)	Baa2	$1,871,916
1,937,000	10.750% to 08/01/39 then 3-Month USD Libor + 7.548%, 08/01/39	Baa2	2,577,721
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Ba1	4,718,565
540,000	Prudential Financial, Inc., 6.000% to 09/01/32 then USD 5 Year Tsy + 3.234%, 09/01/52	Baa1	525,370
29,219	Reinsurance Group of America, Inc., 5.750% to 06/15/26 then 3-Month USD Libor + 4.040%, 06/15/56	Baa2	675,543
12,837	RenaissanceRe Holdings, Ltd., 4.200%, Series G(3)	Baa2	208,345
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(2)(3)	BB(4)	988,125
1,175,000	7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(2)(3)	BB(4)	956,156
23,000	Voya Financial, Inc., 5.350% to 09/15/29 then USD 5 Year Tsy + 3.210%, Series B(3)	Ba2	501,170
			39,323,398
	UTILITIES – 10.0%
	Algonquin Power & Utilities Corp.
1,500,000	4.750% to 04/18/27 then USD 5 Year Tsy + 3.249%, 01/18/82, Series 2022-B	BB+(4)	1,217,168
24,895	6.200% to 07/01/24 then 3-Month USD Libor + 4.010%, 07/01/79, Series 2019-A	BB+(4)	530,761
1,070,000	American Electric Power Co., Inc., 3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62	Baa3	836,024
3,549,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	3,511,657
725,000	Dominion Energy, Inc., 4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(3)	Ba1	612,576
	Edison International
1,775,000	5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(3)	Ba2	1,495,438
490,000	5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(3)	Ba2	415,256
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 2016-A	Ba2	2,704,900
140,000	NextEra Energy Capital Holdings, Inc., 5.650% to 05/01/29 then 3-Month USD Libor + 3.156%, 05/01/79, Series O	Baa2	127,740
285,000	NiSource, Inc., 5.650% to 06/15/23 then USD 5 Year Tsy + 2.843%, Series A(3)	Ba1	267,188
21,587	SCE Trust II, 5.100%, Series G(3)	Ba1	384,464
121,730	SCE Trust V, 5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K(3)	Ba1	2,366,431
192,087	SCE Trust VI, 5.000%, Series L(3)	Ba1	3,344,235
	Sempra Energy
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52	Baa3	1,138,578
1,300,000	4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(3)	Ba1	1,205,334
1,350,000	Southern California Edison Co., 8.639%, 3-Month USD Libor + 4.199%, Series E(3)(8)	Ba1	1,326,375
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(2)(3)	Ba3	159,491
			21,643,616
	ENERGY – 6.9%
3,900	DCP Midstream LP, 7.875% to 06/15/23 then 3-Month USD Libor + 4.919%, Series B(3)	Ba3	95,550
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80, Series 2020-A	Baa3	308,284
1,252,000	6.000% to 01/15/27 then 3-Month USD Libor + 3.890%, 01/15/77, Series 2016-A	Baa3	1,153,249
	Energy Transfer LP
1,387,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(3)	Ba2	1,161,612
180,186	7.375% to 05/15/23 then 3-Month USD Libor + 4.530%, Series C(3)	Ba2	3,922,649
160,236	7.600% to 05/15/24 then 3-Month USD Libor + 5.161%, Series E(3)	Ba2	3,507,566
1,600	7.625% to 08/15/23 then 3-Month USD Libor + 4.738%, Series D(3)	Ba2	35,200

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2022 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings(1)	Value
	PREFERRED SECURITIES (continued)
	ENERGY (continued)
1,765,000	MPLX LP, 6.875% to 02/15/23 then 3-Month USD Libor + 4.652%, Series B(3)	BB+(4)	$1,747,350
	Transcanada Trust
2,065,000	5.500% to 09/15/29 then SOFR Rate + 4.416%, 09/15/79	Baa3	1,790,293
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 2016-A	Baa3	1,286,669
			15,008,422
	COMMUNICATIONS – 1.6%
33,000	AT&T, Inc., 4.750%, Series C(3)	Ba1	575,520
940,000	British Telecommunications PLC, 4.875% to 11/23/31 then USD 5 Year Tsy + 3.493%, 11/23/81(2)	Ba1	740,818
1,720,000	Paramount Global, 6.375% to 03/30/27 then USD 5 Year Tsy + 3.999%, 03/30/62	Baa3	1,408,415
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	700,652
			3,425,405
	MISCELLANEOUS – 1.8%
370,000	Apollo Management Holdings LP, 4.950% to 12/17/24 then USD 5 Year Tsy + 3.266%, 01/14/50(2)	BBB(4)	314,276
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(2)(3)	BB(4)	602,000
3,115,000	8.000%, Series A(2)(3)	BB(4)	2,930,748
			3,847,024
	REITS – 1.7%
	Arbor Realty Trust, Inc.
62,500	6.250% to 10/12/26 then SOFR Rate + 5.440%, Series F(3)	NR(5)	1,131,875
16,549	6.375%, Series D(3)	NR(5)	285,636
87,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(3)	NR(5)	1,442,001
26,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then SOFR Rate + 6.130%, Series F(3)	NR(5)	433,420
20,598	TPG RE Finance Trust, Inc., 6.250%, Series C(3)	NR(5)	361,701
			3,654,633
	TOTAL PREFERRED SECURITIES
	(Cost $177,759,584)		155,624,307

	CONTINGENT CAPITAL SECURITIES – 25.0%
	BANKS – 23.1%
4,207,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(2)(3)	Baa2	4,195,401
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(3)	Ba2	2,220,218
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%, Series 9(3)	Ba2	768,005
	Banco Mercantil del Norte SA
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(2)(3)	Ba2	621,582
900,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(2)(3)	Ba2	825,989
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(2)(3)	Ba2	598,595
10,400,000	Banco Santander SA, 4.750% to 05/12/27 then USD 5 Year Tsy + 3.753%(2)(3)	Ba1	8,447,275

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2022 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings(1)	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(3)	Ba2	$306,000
1,270,000	6.125% to 06/15/26 then USD 5 Year Tsy + 5.867%(3)	Ba2	1,160,463
700,000	8.000% to 06/15/24 then USD 5 Year Tsy + 5.672%(3)	Ba2	681,874
380,000	8.000% to 09/15/29 then USD 5 Year Tsy + 5.431%(3)	Ba2	356,250
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(2)	Baa3	554,933
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(2)(3)	Ba1	329,419
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(2)(3)	Ba1	2,968,416
765,000	7.750% to 08/16/29 then USD 5 Year Tsy + 4.899%(2)(3)	Ba1	757,350
	Credit Agricole SA
450,000	4.750% to 09/23/29 then USD 5 Year Tsy + 3.237%(2)(3)	BBB-(4)	361,763
500,000	8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(2)(3)	Baa3	508,100
	Credit Suisse Group AG
500,000	5.100% to 01/24/30 then USD 5 Year Tsy + 3.293%(2)(3)	B1	290,584
1,000,000	5.250% to 08/11/27 then USD 5 Year Tsy + 4.889%(2)(3)	B1	653,287
1,100,000	6.375% to 08/21/26 then USD 5 Year Tsy + 4.822%(2)(3)	B1	791,063
2,750,000	7.250% to 09/12/25 then USD 5 Year Swap + 4.332%(2)(3)	B1	1,977,272
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(3)	Baa3	1,192,339
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(3)	Baa3	299,101
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(3)	Baa3	784,700
	ING Groep
2,550,000	3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(3)	Ba1	1,870,728
4,885,000	6.750% to 04/16/24 then USD 5 Year Swap + 4.204%(3)	Ba1	4,710,483
1,900,000	Lloyds Banking Group PLC, 7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(3)	Baa3	1,837,693
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(2)(3)	Ba1	1,319,919
350,000	NatWest Group PLC, 4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(3)	Baa3	251,450
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(2)(3)	Ba2	766,213
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(2)(3)	Ba2	731,373
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(2)(3)	Ba2	224,488
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873%(2)(3)	Ba2	751,406
700,000	9.375% to 05/22/28 then USD 5 Year Tsy + 5.385%(2)(3)	Ba2	720,099
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(2)(3)	Ba1	306,544
250,000	7.750% to 04/02/23 then USD 5 Year Swap + 5.723%(2)(3)	Ba1	248,658
1,910,000	7.750% to 02/15/28 then USD 5 Year Tsy + 4.976%(2)(3)	Ba1	1,892,417
	UBS Group AG
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(2)(3)	Baa3	457,355
800,000	4.875% to 02/12/27 then USD 5 Year Tsy + 3.404%(2)(3)	BB(4)	680,000
1,600,000	7.000% to 01/31/24 then USD 5 Year Swap + 4.344%(2)(3)	Baa3	1,578,394
			49,997,199
	FINANCIAL SERVICES – 0.2%
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(3)	Ba2	341,168

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of December 31, 2022 (unaudited)

Shares or
Principal		Moody’s
Amount		Ratings(1)	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	INSURANCE – 1.7%
	QBE Insurance Group, Ltd.
600,000	5.875% to 05/12/25 then USD 5 Year Tsy + 5.513%(2)(3)	Baa2	$567,204
3,150,000	7.500% to 11/24/23 then USD 10 Year Swap + 6.030%, 11/24/43(2)	Baa1	3,150,148
			3,717,352
	TOTAL CONTINGENT CAPITAL SECURITIES
	(Cost $62,089,547)		54,055,719

	CORPORATE DEBT SECURITIES – 0.8%
	BANKS – 0.2%
575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31	Baa3	511,610

	COMMUNICATIONS – 0.4%
	Qwest Corp.
12,347	6.500%, 09/01/56	Ba2	206,195
36,585	6.750%, 06/15/57	Ba2	636,579
			842,774
	INSURANCE – 0.2%
460,000	Universal Insurance Holdings, Inc., 5.625%, 11/30/26	NR(5)	404,968

	TOTAL CORPORATE DEBT SECURITIES
	(Cost $2,242,952)		1,759,352

	SHORT-TERM INVESTMENTS – 1.1%
	MONEY MARKET FUND – 1.1%
2,302,344	Fidelity Investments Money Market Treasury Portfolio – Class I, 4.13%(9)		2,302,344
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,302,344)		2,302,344

	TOTAL INVESTMENTS – 98.8%
	(Cost $244,394,427)		213,741,722
	Other Assets In Excess Of Liabilities – 1.2%		2,518,372
	TOTAL NET ASSETS – 100.0%		$216,260,094

(1)	Moody’s Rating, unaudited.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At December 31, 2022 the total value of these securities is $59,100,328 representing 27.3% of net assets.
(3)	Security is perpetual in nature with no stated maturity date.
(4)	Standard & Poor’s Rating.
(5)	Security is unrated by Moody’s, S&P and Fitch.
(6)	Fitch’s Rating.
(7)	Convertible security.
(8)	The interest rate shown reflects the rate in effect as of December 31, 2022.
(9)	The rate is the annualized seven-day yield as of December 31, 2022.

Libor – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield